Income Taxes (Reconciliation of Statutory Tax Rate and Effective Tax Rate) (Detail)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Reconciliation of Effective Income Tax Rate [Line Items]
Statutory tax rate	31.50%	31.70%	33.60%
Non-deductible expenses	0.80%	2.30%	1.60%
Income tax credits	(0.60%)	(2.90%)	(2.00%)
Change in statutory tax rate and law	(1.20%)	0.30%	(3.30%)
Change in valuation allowances	(5.20%)	7.30%	10.70%
Change in deferred tax liabilities on undistributed earnings of foreign subsidiaries and corporate joint ventures	(0.80%)	(1.40%)	(0.80%)
Lower tax rate applied to life and non-life insurance business in Japan	(0.80%)	(2.20%)	(2.30%)
Foreign income tax differential	(2.60%)	(3.00%)	(6.90%)
Adjustments to tax reserves	(0.80%)	(1.10%)	0.70%
Effect of equity in net income of affiliated companies	0.00%	0.00%	0.00%
Other	1.40%	3.30%	(0.20%)
Effective income tax rate	21.70%	49.30%	31.10%
Pictures
Reconciliation of Effective Income Tax Rate [Line Items]
Impairment of goodwill in the Pictures segment		15.00%